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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets, Inc.
Address: 11455 El Camino Real, Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-11686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert F. Barton
Title: Chief Financial Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


         /s/ Robert F. Barton                  San Diego, CA         11/12/2008
--------------------------------------   -------------------------   ----------
              [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----
28-11688                Insurance Company of the West

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:  $ 101,014
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number   Name
-----   ---------------------   ----
No. 1   28-11688                Insurance Company of the West

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                           Form 13-F Information Table
                            as of September 30, 2008

                                                                                                            VOTING AUTHORITY
                               TITLE                 VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER   -------------------------
NAME OF ISSUER                OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE     SHARED  NONE
--------------                --------  ---------  --------  ----------  ---  ----  -------  --------  ----------  ------  -----
WACHOVIA CORP                 com       929903102    97,966  27,990,269  SH         sole               27,990,269
AMBAC FINANCIAL               com       023139108       272     116,600  SH         Sole                  116,600
CITIGROUP INC                 com       125581108     2,474     120,600  SH         Sole                  120,600
MBIA INC                      com       55262C100       238      20,000  SH         Sole                   20,000
LEHMAN BROTHERS HOLDINGS      com       524908100        14      65,000  SH         Sole                   65,000
AMERICAN INTERNATIONAL GROUP  com       026874107        50      15,000  SH         Sole                   15,000
TOTAL                                               101,014  28,327,469                                28,327,469